Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2022
Marketable Securities
Marketable Securities
Total
Balance at December 31, 2020	$2,675
Additions	110
Sale of marketable securities	(1,000)
Realized loss on disposition	(311)
Unrealized net loss	(869)
Balance at December 31, 2021	$605
Additions	60
Unrealized net loss	(226)
Balance at June 30, 2022	$439